Consolidated Statement of Operations (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Related Parties INR	Mar. 31, 2011 Related Parties INR	Mar. 31, 2010 Related Parties INR	Mar. 31, 2012 Network and Transmissions INR	Mar. 31, 2011 Network and Transmissions INR	Mar. 31, 2010 Network and Transmissions INR	Mar. 31, 2012 License Fees INR	Mar. 31, 2011 License Fees INR	Mar. 31, 2010 License Fees INR
Revenues from telecommunication services, related party		4,180	4,607	4,670
Network and transmissions cost, depreciation and amortization		15,320	11,962	11,357
Related party costs								3,287	3,214	2,634	841	653	794
Other operating costs	848	43,153	32,347	31,323	1,591	587	1,072
Interest income from banks and others	6	296	762	673	163	707	552
Interest expense	149	7,591	4,088	4,188	111
Other non-operating income, net	$ 9	446	1,703	1,165	51	88	64
Number of equity shares represented by each ADS	2	2	2	2